DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Amendment Flag	false
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	2,500,000
Entity Public Float	$ 0